Label	Element	Value
UBS Retirement Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000703876_SupplementTextBlock

Money Market Fund	Prospectus and SAI Supplement

UBS Retirement Money Fund

Supplement to the Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), each dated August 28, 2015, as supplemented

March 29, 2016

II. Principal Risk and Disclosure of Portfolio Holdings and Market-Based Net Asset Values Changes

The Prospectus is hereby supplemented as shown below.

Risk/Return [Heading]	rr_RiskReturnHeading	UBS Retirement Money Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Effective April 14, 2016, the section captioned “Fund summary” and sub-captioned “Principal Risks” beginning on page 3 of the Prospectus is revised by replacing all of the first paragraph of that section, except for the last sentence, with the following:

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	If you have questions regarding these matters, please contact your Financial Advisor. PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.